Impairment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (401)	$ (168)	$ (404)	$ (167)
Impairment loss reversal of impairment loss recognised in profit or loss net	(401)	(170)	(403)	(177)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	(401)	(84)	(404)	(83)
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals				(1)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals		(84)		(83)
Investments accounted for using equity method [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property		(2)	1	(10)
Losses [Member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	(428)	(208)	(453)	(218)
Reversals [Member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	$ 27	$ 38	$ 50	$ 41